UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                   FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-4781

                     SENTINEL PENNSYLVANIA TAX-FREE TRUST
   -------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                            One National Life Drive
                             Montpelier, VT 05604
   -------------------------------------------------------------------------
                   (Address of principal executive offices)

                            D. Russell Morgan, Esq.
                         c/o Sentinel Advisors Company
                            One National Life Drive
                             Montpelier, VT 05604
   -------------------------------------------------------------------------
                    (Name and address of agent for service)

              Registrant's telephone number, including area code:
                                (802) 229-3113

                        Date of Fiscal year-end: 11/30

                Date of reporting period: 7/1/2004 - 6/30/2005
                                          --------------------


Item 1. Proxy Voting Record

There were no matters relating to a portfolio security considered at any shareholder meetings held during the reporting period and with respect to which the registrant was entitled to vote.

                                  SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                     SENTINEL PENNSYLVANIA TAX-FREE TRUST
                -----------------------------------------------
                                 (Registrant)


            By           /s/ Christian W. Thwaites
              -------------------------------------------------------
                             Christian W. Thwaites
                     President and Chief Executive Officer
                              (Signature & Title)


    Date                       September 6, 2005
        ------------------------------------------------------------------